Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information
Entity Registrant Name	iClick Interactive Asia Group Limited
Entity Central Index Key	0001697818
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Title of 12(b) Security	American Depositary Shares, two representing one Class A ordinary share, par value US$0.001 per share
Trading Symbol	ICLK
Security Exchange Name	NASDAQ
Entity File Number	001-38313
Entity Address, Address Line One	15/F
Entity Address, Address Line One	Prosperity Millennia Plaza
Entity Address, Address Line Two	663 King’s Road
Entity Address, City or Town	Quarry Bay, Hong Kong S.A.R
Entity Address, Postal Zip Code	000000
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Bankruptcy Proceedings, Reporting Current	false
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	E9
Document Accounting Standard	U.S. GAAP
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1389
Auditor Location	Hong Kong
Business Contact
Document Information
Entity Address, Address Line One	15/F
Entity Address, Address Line One	Prosperity Millennia Plaza
Entity Address, Address Line Two	663 King’s Road
Entity Address, City or Town	Quarry Bay, Hong Kong S.A.R
Entity Address, Postal Zip Code	000000
Entity Address, Country	CN
Contact Personnel Name	David Zhang
City Area Code	852
Local Phone Number	3700 9000
Contact Personnel Email Address	david.zhang@i-click.com
Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	49,314,241
Ordinary Shares - Class A
Document Information
Entity Common Stock, Shares Outstanding	44,279,814
Ordinary Shares - Class B
Document Information
Entity Common Stock, Shares Outstanding	5,034,427